CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Q3) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Shareholders' deficiency
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued (in shares)	30,115,734	11,638,713
Common stock, shares outstanding (in shares)	30,115,734	11,638,713